RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following summarizes the transactions between the Company and Sanovas for the three months ended March 31, 2025 and 2024:

	Three Months ended
	March 31,	March 31,
	2025	2024

Balance due to Sanovas – beginning of period	$15,709	$2,760

Costs of Sanovas allocated to the Company	165,375	169,650
Cash advances from Sanovas to the Company, net	(4,082)	20,850

Balance due to Sanovas - end of period	$177,002	$193,360

The following summarizes the transactions between the Company and Sanovas for the years ended December 31, 2024 and 2023:

	Years ended
	December 31,	December 31,
	2024	2023

Balance due to Sanovas – beginning of year	$2,760	$427,933

Costs of Sanovas allocated to the Company	654,300	561,640
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology	(666,000)	(1,090,087)
Cash advances from Sanovas to the Company, net	24,649	103,274

Balance due to Sanovas - end of year	$15,709	$2,760